SCHEDULE OF INVESTMENTS
Ivy Securian Real Estate Securities Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 3.9%
Liberty Property Trust	133	$6,655
STORE Capital Corp.	302	10,020

		16,675

Health Care REITs – 11.5%
HCP, Inc.	418	13,368
Healthcare Trust of America, Inc., Class A	273	7,497
Physicians Realty Trust	273	4,768
Ventas, Inc.	146	10,008
Welltower, Inc.	164	13,338

		48,979

Hotel & Resort REITs – 4.3%
Host Hotels & Resorts, Inc.	661	12,039
Pebblebrook Hotel Trust	163	4,590
Sunstone Hotel Investors, Inc.	116	1,588

		18,217

Industrial REITs – 8.3%
Duke Realty Corp.	499	15,773
ProLogis, Inc.	243	19,444

		35,217

Office REITs – 14.0%
Alexandria Real Estate Equities, Inc.	99	13,981
Boston Properties, Inc.	138	17,750
Cousins Properties, Inc.(A)	50	1,809
Douglas Emmett, Inc.	204	8,116
Highwoods Properties, Inc.	168	6,947
Kilroy Realty Corp.	117	8,626
SL Green Realty Corp.	25	2,036

		59,265

Residential REITs – 25.1%
American Homes 4 Rent	296	7,188
Apartment Investment and Management Co., Class A	146	7,322
AvalonBay Communities, Inc.	113	22,866
Camden Property Trust	101	10,502
Equity Lifestyle Properties, Inc.	15	1,808
Equity Residential	153	11,629
Essex Property Trust, Inc.	41	11,962
Invitation Homes, Inc.	386	10,320
Sun Communities, Inc.	110	14,050
UDR, Inc.	204	9,140

		106,787

Retail REITs – 12.0%
Agree Realty Corp.	103	6,565
Macerich Co. (The)	165	5,526
National Retail Properties, Inc.	65	3,430
Realty Income Corp.	98	6,766
Regency Centers Corp.	96	6,434
Simon Property Group, Inc.	109	17,441
Weingarten Realty Investors	176	4,823

		50,985

Specialized REITs – 19.8%
CubeSmart	65	2,174
Digital Realty Trust, Inc.	136	16,055
Equinix, Inc.	50	24,992
Extra Space Storage, Inc.	68	7,193
Four Corners Property Trust, Inc.	241	6,597
Public Storage, Inc.	39	9,217
QTS Realty Trust, Inc., Class A	129	5,948

VICI Properties, Inc.	542	11,937

		84,113

Total Real Estate - 98.9%		420,238

TOTAL COMMON STOCKS – 98.9%		$420,238

(Cost: $289,836)

SHORT-TERM SECURITIES	Principal
Master Note - 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(B)	$5,068	5,068

TOTAL SHORT-TERM SECURITIES – 1.2%		$5,068

(Cost: $5,068)

TOTAL INVESTMENT SECURITIES – 100.1%		$425,306

(Cost: $294,904)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(446)

NET ASSETS – 100.0%		$424,860

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$420,238	$—	$—
Short-Term Securities	—	5,068	—

Total	$420,238	$5,068	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$294,904

Gross unrealized appreciation	133,959
Gross unrealized depreciation	(3,557)

Net unrealized appreciation	$130,402